Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current
Cash	$ 44,152,979	$ 88,266,985
Accounts receivable	86,407,420	62,971,542
Inventories	209,329,339	167,191,935
Prepaid expenses and other current assets	5,333,600	5,067,513
Current assets	345,223,338	323,497,975
Non-current
Other non-current assets	1,069,845	1,073,226
Property, plant and equipment	176,182,229	160,756,328
Right-of-use assets	81,775,663	60,508,354
Intangible assets	183,774,880	151,364,023
Contract asset	13,514,341	13,211,006
Non-current assets	456,316,958	386,912,937
Total assets	801,540,296	710,410,912
Current
Trade and other payables	110,869,014	75,857,013
Current portion of long-term debt and other debts	5,020,374	24,713
Current portion of lease liabilities	5,734,152	5,210,183
Current liabilities	121,623,540	81,091,909
Non-current
Long-term debt and other debts	154,333,957	110,648,635
Lease liabilities	77,482,946	58,310,032
Share warrant obligations	14,694,200	23,243,563
Non-current liabilities	246,511,103	192,202,230
Total liabilities	368,134,643	273,294,139
SHAREHOLDERS' EQUITY
Share capital	488,777,132	475,950,194
Contributed surplus	137,836,217	134,365,664
Deficit	(179,350,991)	(151,979,960)
Cumulative translation adjustment	(13,856,705)	(21,219,125)
Total shareholders' equity	433,405,653	437,116,773
Total shareholders' equity and liabilities	$ 801,540,296	$ 710,410,912